Acquisition of Businesses - Summary of Fair Value of Identifiable Assets Acquired and Liabilities Assumed (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Deferred tax asset	$ (3)
Regent [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Brands	57
Management contracts	6
Property, plant and equipment	1
Deferred tax liability	(11)
Net identifiable assets acquired	53
Goodwill	35
Total purchase consideration	88
UK Portfolio [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Brands	1
Property, plant and equipment	25
Inventories	1
Trade and other receivables	11
Cash and cash equivalents	2
Trade and other payables	(18)
Deferred revenue	(8)
Stamp duty liability	(14)
Deferred tax asset	14
Net identifiable assets acquired	14
Goodwill	48
Total purchase consideration	$ 62